Provisions and Others	12 Months Ended
Dec. 31, 2025
Provisions and Others [Abstarct]
Provisions and others
17.	Provisions and others

	Commissions, promotions and other		Bonuses and other employee benefits	Professional services fees	Other provisions	Total

As of January 1, 2023	Ps.	491,353	26,403	57,292	218,364	793,412

Increases		3,880,325	19,025	56,990	615,108	4,571,448
Payments		(3,810,487)	(36,657)	(66,487)	(646,481)	(4,560,112)

As of December 31, 2023	Ps.	561,191	8,771	47,795	186,991	804,748

Increases		3,730,775	78,534	29,112	632,630	4,471,051
Payments		(3,755,329)	(43,430)	(44,488)	(683,634)	(4,526,881)

As of December 31, 2024	Ps.	536,637	43,875	32,419	135,987	748,918
Increases		3,416,224	47,168	60,568	584,996	4,108,956
Payments		(3,359,235)	(51,331)	(85,529)	(639,542)	(4,135,637)

As of December 31, 2025	Ps.	593,626	39,712	7,458	81,441	722,237

Commissions, promotions and other

Commissions, promotions, and other include commissions payable to the sales force of distributors, associates, leaders and consultants on the last week of the period, which are paid in the first week of the year or of the following period. In addition, it includes the liability of reward points and loyalty program obtained by distributors, associates, leaders and consultants. See notes 2.u and 2.w.

Bonuses and other employee benefits

Bonuses and other employee benefits include annual performance bonuses as well as vacation provisions, vacation bonuses, savings funds, among others.

Fees for professional services

Fees for professional services include fees for services such as external audits, legal services, among others.

Other provisions

Provisions that represent estimates of future payment obligations arising from the acquisition of goods or services for operational purposes and other minor provisions.